Pushdown Accounting (Tables)	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Allocation applying pushdown accounting

The allocation applying pushdown accounting is summarized in the table below (in thousands):

Fair value of the Company	$4,575,000
Less: fair value of the net assets and liabilities of the Company	(1,880,203)
Goodwill	$2,694,797
Net assets and liabilities of the Company at October 1, 2018:
Cash and cash equivalents	$350,183
Restricted cash	1,200
Receivable from brokers and dealers and clearing organizations	4,642
Deposits with clearing organizations	9,200
Accounts receivable	95,959
Furniture, equipment, purchased software and leasehold improvements:
Computer hardware	15,787
Leasehold improvements	11,460
Purchased software	2,866
Furniture	1,616
Office equipment	572
Software development costs	168,500
Intangible assets:
Tradename	154,300
Content and Data	154,400
Licenses	168,800
Customer relationships	928,200
Receivables from affiliates	3,350
Other assets	20,404
Total assets	2,091,439
Accrued compensation	82,201
Deferred revenue	28,280
Accounts payable, accrued expenses and other liabilities	39,291
Leasehold interests	3,020
Employee equity compensation payable	33,914
Payable to affiliates	5,856
Deferred tax liability	18,674
Total liabilities	211,236
Fair value of net assets and liabilities of the Company	$1,880,203